UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Industrials Portfolio

March 31, 2013

1.814650.108

VCY-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
AEROSPACE & DEFENSE - 16.0%
Aerospace & Defense - 16.0%
General Dynamics Corp.	17,746	$ 1,251,270
Honeywell International, Inc.	57,514	4,333,680
Precision Castparts Corp.	13,827	2,621,876
Teledyne Technologies, Inc. (a)	21,835	1,712,737
Textron, Inc.	79,069	2,357,047
United Technologies Corp.	75,045	7,011,454
		19,288,064
AIR FREIGHT & LOGISTICS - 0.3%
Air Freight & Logistics - 0.3%
Hub Group, Inc. Class A (a)	8,187	314,872
AUTO COMPONENTS - 1.2%
Auto Parts & Equipment - 1.2%
Johnson Controls, Inc.	42,558	1,492,509
BUILDING PRODUCTS - 0.8%
Building Products - 0.8%
American Woodmark Corp. (a)	11,851	403,290
Armstrong World Industries, Inc.	10,611	593,049
		996,339
COMMERCIAL SERVICES & SUPPLIES - 3.6%
Diversified Support Services - 0.9%
Aggreko PLC	34,400	931,435
Copart, Inc. (a)	2,300	78,844
		1,010,279
Environmental & Facility Services - 2.7%
Republic Services, Inc.	73,698	2,432,034
Stericycle, Inc. (a)	8,146	864,942
		3,296,976
TOTAL COMMERCIAL SERVICES & SUPPLIES		4,307,255
CONSTRUCTION & ENGINEERING - 3.2%
Construction & Engineering - 3.2%
EMCOR Group, Inc.	26,198	1,110,533
Jacobs Engineering Group, Inc. (a)	25,979	1,461,059
URS Corp.	27,582	1,307,663
		3,879,255
ELECTRICAL EQUIPMENT - 6.8%
Electrical Components & Equipment - 6.8%
AMETEK, Inc.	37,337	1,618,932
Eaton Corp. PLC	50,450	3,090,063
Generac Holdings, Inc.	11,536	407,682
Hubbell, Inc. Class B	20,552	1,995,805
Regal-Beloit Corp.	14,153	1,154,319
		8,266,801
INDUSTRIAL CONGLOMERATES - 22.7%
Industrial Conglomerates - 22.7%
3M Co.	47,355	5,034,310

	Shares	Value
Carlisle Companies, Inc.	18,656	$ 1,264,690
Danaher Corp.	80,153	4,981,509
General Electric Co.	700,717	16,200,577
		27,481,086
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Eurofins Scientific SA	2,894	607,645
MACHINERY - 25.1%
Construction & Farm Machinery & Heavy Trucks - 8.9%
Cummins, Inc.	28,300	3,277,423
Manitowoc Co., Inc.	83,578	1,718,364
Oshkosh Truck Corp. (a)	31,534	1,339,880
PACCAR, Inc.	32,478	1,642,088
Toro Co.	22,696	1,044,924
Wabtec Corp.	16,455	1,680,220
		10,702,899
Industrial Machinery - 16.2%
Actuant Corp. Class A	13,954	427,271
Donaldson Co., Inc.	23,500	850,465
Dover Corp.	27,273	1,987,656
GEA Group AG	20,015	659,622
Graco, Inc.	20,632	1,197,275
Harsco Corp.	43,493	1,077,322
IDEX Corp.	21,166	1,130,688
Illinois Tool Works, Inc.	9,191	560,100
Ingersoll-Rand PLC	39,046	2,147,920
Nordson Corp.	1,100	72,545
Pall Corp.	20,125	1,375,946
Parker Hannifin Corp.	23,747	2,174,750
Pentair Ltd.	29,979	1,581,392
Stanley Black & Decker, Inc.	20,686	1,674,945
Timken Co.	25,549	1,445,562
TriMas Corp. (a)	39,129	1,270,519
		19,633,978
TOTAL MACHINERY		30,336,877
PROFESSIONAL SERVICES - 6.8%
Human Resource & Employment Services - 2.6%
Manpower, Inc.	7,950	450,924
Towers Watson & Co.	38,712	2,683,516
		3,134,440
Research & Consulting Services - 4.2%
Bureau Veritas SA	4,100	510,317
Dun & Bradstreet Corp. (d)	26,657	2,229,858
Nielsen Holdings B.V.	28,052	1,004,823
Verisk Analytics, Inc. (a)	20,694	1,275,371
		5,020,369
TOTAL PROFESSIONAL SERVICES		8,154,809
Common Stocks - continued
	Shares	Value
ROAD & RAIL - 3.9%
Railroads - 3.1%
Union Pacific Corp.	26,023	$ 3,705,935
Trucking - 0.8%
J.B. Hunt Transport Services, Inc.	13,051	972,037
TOTAL ROAD & RAIL		4,677,972
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Trading Companies & Distributors - 3.0%
W.W. Grainger, Inc.	5,814	1,308,034
Watsco, Inc.	11,400	959,652
WESCO International, Inc. (a)	19,036	1,382,204
		3,649,890
TOTAL COMMON STOCKS (Cost $91,178,573)		113,453,374
Convertible Preferred Stocks - 0.2%

AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50% (Cost $185,343)	3,600	215,460
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (f)	$ 281,816	281,816
8% 12/6/14 (f)	236,155	236,155
TOTAL CONVERTIBLE BONDS (Cost $517,971)	517,971
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.08% to 0.09% 4/18/13 to 5/30/13 (e) (Cost $49,995)	50,000	49,997
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	6,876,423	$ 6,876,423
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	2,051,875	2,051,875
TOTAL MONEY MARKET FUNDS (Cost $8,928,298)		8,928,298
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $100,860,180)		123,165,100
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(2,347,156)
NET ASSETS - 100%		$ 120,817,944
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
29 CME E-mini S&P Select Sector Industrial Index Contracts	June 2013	$ 1,206,980	$ 16,599

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,997.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $517,971 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 281,816
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 6/12/12	$ 236,155
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,970
Fidelity Securities Lending Cash Central Fund	507
Total	$ 2,477
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 113,453,374	$ 113,453,374	$ -	$ -
Convertible Preferred Stocks	215,460	215,460	-	-
Convertible Bonds	517,971	-	-	517,971
U.S. Treasury Obligations	49,997	-	49,997	-
Money Market Funds	8,928,298	8,928,298	-	-
Total Investments in Securities:	$ 123,165,100	$ 122,597,132	$ 49,997	$ 517,971
Derivative Instruments:
Assets
Futures Contracts	$ 16,599	$ 16,599	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 1,276,858
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $101,096,650. Net unrealized appreciation aggregated $22,068,450, of which $22,370,047 related to appreciated investment securities and $301,597 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Discretionary Portfolio

March 31, 2013

1.814645.108

VCI-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
AUTO COMPONENTS - 0.7%
Auto Parts & Equipment - 0.7%
Delphi Automotive PLC	9,404	$ 417,538
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Office Services & Supplies - 0.7%
Interface, Inc.	21,935	421,591
DISTRIBUTORS - 1.9%
Distributors - 1.9%
LKQ Corp. (a)	57,880	1,259,469
DIVERSIFIED CONSUMER SERVICES - 0.5%
Education Services - 0.2%
Grand Canyon Education, Inc. (a)	5,100	129,489
Specialized Consumer Services - 0.3%
Ascent Capital Group, Inc. (a)	2,400	178,656
TOTAL DIVERSIFIED CONSUMER SERVICES		308,145
HOTELS, RESTAURANTS & LEISURE - 11.0%
Hotels, Resorts & Cruise Lines - 1.1%
Wyndham Worldwide Corp.	10,546	680,006
Restaurants - 9.9%
BJ's Restaurants, Inc. (a)	2,000	66,560
Bloomin' Brands, Inc.	28,525	509,742
Buffalo Wild Wings, Inc. (a)	4,260	372,878
Chipotle Mexican Grill, Inc. (a)	1,966	640,660
Domino's Pizza, Inc.	16,429	845,108
Starbucks Corp.	29,486	1,679,523
Texas Roadhouse, Inc. Class A	8,582	173,271
Yum! Brands, Inc.	29,860	2,148,128
		6,435,870
TOTAL HOTELS, RESTAURANTS & LEISURE		7,115,876
HOUSEHOLD DURABLES - 1.9%
Homebuilding - 0.5%
NVR, Inc. (a)	300	324,033
Housewares & Specialties - 1.4%
Jarden Corp. (a)	21,471	920,032
TOTAL HOUSEHOLD DURABLES		1,244,065
INTERNET & CATALOG RETAIL - 4.8%
Catalog Retail - 1.7%
Liberty Media Corp. Interactive Series A (a)	51,221	1,095,105

	Shares	Value
Internet Retail - 3.1%
Amazon.com, Inc. (a)	2,736	$ 729,117
priceline.com, Inc. (a)	1,841	1,266,479
		1,995,596
TOTAL INTERNET & CATALOG RETAIL		3,090,701
LEISURE EQUIPMENT & PRODUCTS - 2.0%
Leisure Products - 2.0%
Brunswick Corp.	27,268	933,111
Mattel, Inc.	8,800	385,352
		1,318,463
MEDIA - 27.3%
Broadcasting - 3.1%
Discovery Communications, Inc. (a)	13,200	1,039,368
Liberty Media Corp. Class A (a)	8,672	968,055
		2,007,423
Cable & Satellite - 9.4%
Comcast Corp. Class A	130,783	5,494,193
DISH Network Corp. Class A	16,503	625,464
		6,119,657
Movies & Entertainment - 14.8%
News Corp. Class A	104,987	3,204,203
The Walt Disney Co.	65,148	3,700,406
Time Warner, Inc.	46,489	2,678,696
		9,583,305
TOTAL MEDIA		17,710,385
MULTILINE RETAIL - 4.5%
General Merchandise Stores - 4.5%
Dollar General Corp. (a)	32,435	1,640,562
Dollar Tree, Inc. (a)	26,502	1,283,492
		2,924,054
PROFESSIONAL SERVICES - 0.4%
Research & Consulting Services - 0.4%
Nielsen Holdings B.V.	7,400	265,068
SPECIALTY RETAIL - 33.1%
Apparel Retail - 8.2%
Abercrombie & Fitch Co. Class A	5,730	264,726
American Eagle Outfitters, Inc.	57,402	1,073,417
Ascena Retail Group, Inc. (a)	13,900	257,845
H&M Hennes & Mauritz AB (B Shares)	3,500	125,143
Inditex SA	941	124,723
L Brands, Inc.	16,091	718,624
Ross Stores, Inc.	19,100	1,157,842
TJX Companies, Inc.	33,462	1,564,349
		5,286,669
Automotive Retail - 4.5%
AutoZone, Inc. (a)	1,300	515,801
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Automotive Retail - continued
CarMax, Inc. (a)	21,881	$ 912,438
O'Reilly Automotive, Inc. (a)	14,796	1,517,330
		2,945,569
Home Improvement Retail - 6.3%
Home Depot, Inc.	18,269	1,274,811
Lowe's Companies, Inc.	73,427	2,784,352
		4,059,163
Homefurnishing Retail - 3.3%
Bed Bath & Beyond, Inc. (a)	13,180	849,056
Williams-Sonoma, Inc.	25,481	1,312,781
		2,161,837
Specialty Stores - 10.8%
Cabela's, Inc. Class A (a)	25,966	1,578,213
Dick's Sporting Goods, Inc.	19,492	921,972
Hibbett Sports, Inc. (a)	7,500	422,025
PetSmart, Inc.	19,159	1,189,774
Sally Beauty Holdings, Inc. (a)	28,610	840,562
Signet Jewelers Ltd.	4,581	306,927
Tiffany & Co., Inc. (d)	2,723	189,357
Tractor Supply Co.	9,487	987,881
Ulta Salon, Cosmetics & Fragrance, Inc.	6,800	551,956
		6,988,667
TOTAL SPECIALTY RETAIL		21,441,905
TEXTILES, APPAREL & LUXURY GOODS - 9.7%
Apparel, Accessories & Luxury Goods - 6.0%
Coach, Inc.	12,646	632,174
Hanesbrands, Inc.	23,961	1,091,663
PVH Corp.	8,300	886,523
VF Corp.	7,492	1,256,783
		3,867,143

	Shares	Value
Footwear - 3.7%
NIKE, Inc. Class B	29,748	$ 1,755,429
Steven Madden Ltd. (a)	6,400	276,096
Wolverine World Wide, Inc.	9,000	399,330
		2,430,855
TOTAL TEXTILES, APPAREL & LUXURY GOODS		6,297,998
TOTAL COMMON STOCKS (Cost $55,486,972)		63,815,258
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.15% (b)	1,245,798	1,245,798
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	351,706	351,706
TOTAL MONEY MARKET FUNDS (Cost $1,597,504)		1,597,504
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $57,084,476)		65,412,762
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(604,584)
NET ASSETS - 100%		$ 64,808,178
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 605
Fidelity Securities Lending Cash Central Fund	460
Total	$ 1,065
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $57,397,749. Net unrealized appreciation aggregated $8,015,013, of which $8,667,354 related to appreciated investment securities and $652,341 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

March 31, 2013

1.814636.108

VTC-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
Tesla Motors, Inc. (a)	6,800	$ 257,652
CHEMICALS - 0.8%
Specialty Chemicals - 0.8%
JSR Corp.	55,100	1,119,150
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Commercial Printing - 0.1%
Nissha Printing Co. Ltd. (a)(d)	10,200	180,194
COMMUNICATIONS EQUIPMENT - 8.4%
Communications Equipment - 8.4%
Acme Packet, Inc. (a)	37,600	1,098,672
ADTRAN, Inc.	8,400	165,060
Alcatel-Lucent SA sponsored ADR (a)	240,900	320,397
Aruba Networks, Inc. (a)	3,500	86,590
Ciena Corp. (a)	37,300	597,173
Cisco Systems, Inc.	76,537	1,600,389
F5 Networks, Inc. (a)	18,818	1,676,307
Finisar Corp. (a)	48,600	641,034
Infinera Corp. (a)	13,800	96,600
Juniper Networks, Inc. (a)	77,300	1,433,142
Motorola Solutions, Inc.	14,000	896,420
Polycom, Inc. (a)	14,800	163,984
QUALCOMM, Inc.	34,334	2,298,661
Riverbed Technology, Inc. (a)	9,400	140,154
Sandvine Corp. (U.K.) (a)	352,588	697,644
ShoreTel, Inc. (a)	9,900	35,937
Sonus Networks, Inc. (a)	5,300	13,727
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	38,200	481,320
UTStarcom Holdings Corp. (a)	66,666	186,665
ZTE Corp. (H Shares)	800	1,381
		12,631,257
COMPUTERS & PERIPHERALS - 13.8%
Computer Hardware - 11.2%
3D Systems Corp. (a)(d)	12,750	411,060
Advantech Co. Ltd.	94,000	385,478
Apple, Inc.	30,145	13,343,081
Hewlett-Packard Co.	817	19,477
Lenovo Group Ltd.	2,208,000	2,193,053
Stratasys Ltd. (a)	6,110	453,484
		16,805,633
Computer Storage & Peripherals - 2.6%
Catcher Technology Co. Ltd.	4,000	18,211
EMC Corp. (a)	94,000	2,245,660
Gemalto NV	4,951	431,875
Intevac, Inc. (a)	1,500	7,080

	Shares	Value
SanDisk Corp. (a)	21,119	$ 1,161,545
Smart Technologies, Inc. Class A (a)	11,200	15,568
		3,879,939
TOTAL COMPUTERS & PERIPHERALS		20,685,572
CONSUMER FINANCE - 0.0%
Consumer Finance - 0.0%
Netspend Holdings, Inc. (a)	700	11,123
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	8,600	154,800
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Acuity Brands, Inc.	316	21,915
Dynapack International Technology Corp.	36,000	130,155
		152,070
ELECTRONIC EQUIPMENT & COMPONENTS - 3.7%
Electronic Components - 1.2%
Amphenol Corp. Class A	3,500	261,275
AVX Corp.	1,300	15,470
Cheng Uei Precision Industries Co. Ltd.	52,082	100,077
Corning, Inc.	1,200	15,996
DTS, Inc. (a)	400	6,652
E Ink Holdings, Inc. GDR (a)(e)	1,000	7,901
InvenSense, Inc. (a)	28,900	308,652
Ledlink Optics, Inc.	85,000	256,093
Omron Corp.	3,600	88,724
Tong Hsing Electronics Industries Ltd.	47,000	201,393
Universal Display Corp. (a)(d)	18,600	546,654
Vishay Intertechnology, Inc. (a)	1,700	23,137
Wintek Corp. (a)	2,797	1,451
Young Fast Optoelectron Co. Ltd.	698	1,351
		1,834,826
Electronic Equipment & Instruments - 0.7%
Chroma ATE, Inc.	84,945	202,751
Itron, Inc. (a)	400	18,560
RealD, Inc. (a)(d)	9,800	127,400
TPK Holding Co. Ltd.	9,000	178,964
TPK Holding Co. Ltd. GDR (Reg. S)	25,777	512,589
		1,040,264
Electronic Manufacturing Services - 1.3%
Fabrinet (a)	11,000	160,710
Jabil Circuit, Inc.	16,000	295,680
KEMET Corp. (a)	2,800	17,500
Multi-Fineline Electronix, Inc. (a)	411	6,342
TE Connectivity Ltd.	19,000	796,670
Trimble Navigation Ltd. (a)	21,370	640,245
		1,917,147
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Technology Distributors - 0.5%
Anixter International, Inc.	300	$ 20,976
Arrow Electronics, Inc. (a)	600	24,372
Digital China Holdings Ltd. (H Shares)	281,000	380,094
Supreme Electronics Co. Ltd.	141,000	67,734
VST Holdings Ltd.	270,000	70,260
WPG Holding Co. Ltd.	139,056	159,669
		723,105
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		5,515,342
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	406,000	427,162
China Medical Technologies, Inc. sponsored ADR (a)	300	768
Mingyuan Medicare Development Co. Ltd. (a)	200,000	3,942
		431,872
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
athenahealth, Inc. (a)	100	9,704
So-net M3, Inc.	45	86,955
		96,659
HOUSEHOLD DURABLES - 0.2%
Household Appliances - 0.2%
Techtronic Industries Co. Ltd.	146,500	356,693
INTERNET & CATALOG RETAIL - 1.1%
Internet Retail - 1.1%
Amazon.com, Inc. (a)	1,600	426,384
Groupon, Inc. Class A (a)	1,500	9,180
MakeMyTrip Ltd. (a)	3,400	47,260
priceline.com, Inc. (a)	488	335,710
Rakuten, Inc.	70,800	719,770
Start Today Co. Ltd. (d)	11,500	142,200
		1,680,504
INTERNET SOFTWARE & SERVICES - 16.3%
Internet Software & Services - 16.3%
Akamai Technologies, Inc. (a)	2,100	74,109
Baidu.com, Inc. sponsored ADR (a)	100	8,770
Bazaarvoice, Inc. (a)	600	4,392
China Finance Online Co. Ltd. ADR (a)	16,800	22,680
Constant Contact, Inc. (a)	900	11,682
Cornerstone OnDemand, Inc. (a)	5,400	184,140
DealerTrack Holdings, Inc. (a)	1,500	44,070
eBay, Inc. (a)	92,300	5,004,506
Facebook, Inc. Class A	19,489	498,529
Google, Inc. Class A (a)	17,000	13,498,503
Kakaku.com, Inc.	21,400	526,503
LinkedIn Corp. (a)	9,900	1,742,994

	Shares	Value
LivePerson, Inc. (a)	8,800	$ 119,504
LogMeIn, Inc. (a)	9,391	180,495
MercadoLibre, Inc.	200	19,312
Millennial Media, Inc.	7,500	47,625
NHN Corp.	1,819	453,154
OpenTable, Inc. (a)	300	18,894
PChome Online, Inc.	6,713	28,990
Phoenix New Media Ltd. ADR (a)(d)	8,800	36,608
Qihoo 360 Technology Co. Ltd. ADR (a)	200	5,926
Rackspace Hosting, Inc. (a)	4,100	206,968
Renren, Inc. ADR (a)	1,500	4,335
Responsys, Inc. (a)	13,700	121,245
SciQuest, Inc. (a)	16,015	385,001
SINA Corp. (a)	1,500	72,885
Tencent Holdings Ltd.	22,000	699,461
VistaPrint Ltd. (a)	600	23,196
Vocus, Inc. (a)	17,900	253,285
Yahoo!, Inc. (a)	1,000	23,530
YouKu.com, Inc. ADR (a)	8,100	135,837
		24,457,129
IT SERVICES - 11.0%
Data Processing & Outsourced Services - 8.9%
Automatic Data Processing, Inc.	2,700	175,554
eClerx	4,935	54,668
Fidelity National Information Services, Inc.	44,500	1,763,090
Fiserv, Inc. (a)	4,000	351,320
Global Payments, Inc.	12,400	615,784
MasterCard, Inc. Class A	8,300	4,491,379
Syntel, Inc.	2,000	135,040
Teletech Holdings, Inc. (a)	4,994	105,923
The Western Union Co.	53,600	806,144
VeriFone Systems, Inc. (a)	500	10,340
Visa, Inc. Class A	28,600	4,857,424
		13,366,666
IT Consulting & Other Services - 2.1%
Accenture PLC Class A	11,267	855,954
Anite Group PLC	7,900	15,089
Camelot Information Systems, Inc. ADR (a)	10,500	17,850
China Information Technology, Inc. (a)	42	52
Cognizant Technology Solutions Corp. Class A (a)	200	15,322
IBM Corp.	3,200	682,560
iGate Corp. (a)	1,200	22,572
Lionbridge Technologies, Inc. (a)	132,300	512,001
Pactera Technology International Ltd. ADR	43,805	281,228
Sapient Corp. (a)	16,100	196,259
ServiceSource International, Inc. (a)	22,300	157,661
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
Teradata Corp. (a)	2,500	$ 146,275
Virtusa Corp. (a)	10,000	237,600
		3,140,423
TOTAL IT SERVICES		16,507,089
MACHINERY - 0.7%
Industrial Machinery - 0.7%
Airtac International Group	83,000	425,114
Fanuc Corp.	1,000	153,928
Shin Zu Shing Co. Ltd.	45,515	138,654
THK Co. Ltd.	16,700	322,522
		1,040,218
MEDIA - 0.5%
Advertising - 0.4%
Dentsu, Inc.	100	2,965
Focus Media Holding Ltd. ADR	11,800	316,358
ReachLocal, Inc. (a)	14,600	218,416
		537,739
Cable & Satellite - 0.0%
DISH Network Corp. Class A	500	18,950
Movies & Entertainment - 0.1%
IMAX Corp. (a)	5,900	157,707
TOTAL MEDIA		714,396
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	0
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
Acacia Research Corp. (a)	4,300	129,731
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Specialized REITs - 0.3%
American Tower Corp.	6,000	461,520
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
E-House China Holdings Ltd. ADR	13,080	60,822
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.4%
Semiconductor Equipment - 2.1%
Applied Materials, Inc.	1,400	18,872
ASM International NV:
(depositary receipt)	20,000	665,800
(Netherlands)	12,700	421,720
ASML Holding NV	2,079	141,393
centrotherm photovoltaics AG (a)	500	743
Entegris, Inc. (a)	55,800	550,188
GCL-Poly Energy Holdings Ltd.	529,000	107,673

	Shares	Value
STR Holdings, Inc. (a)	1,300	$ 2,821
Teradyne, Inc. (a)	6,100	98,942
Ultratech, Inc. (a)	26,600	1,051,498
		3,059,650
Semiconductors - 13.3%
Altera Corp.	96,100	3,408,667
Applied Micro Circuits Corp. (a)	12,600	93,492
ARM Holdings PLC sponsored ADR	1,400	59,318
Atmel Corp. (a)	4,300	29,928
Avago Technologies Ltd.	13,500	484,920
Broadcom Corp. Class A	11,800	409,106
Canadian Solar, Inc. (a)	3,400	11,764
Cavium, Inc. (a)	40,691	1,579,218
Cree, Inc. (a)	17,100	935,541
Cypress Semiconductor Corp.	6,000	66,180
Diodes, Inc. (a)	3,600	75,528
Energy Conversion Devices, Inc. (a)	2,100	40
Fairchild Semiconductor International, Inc. (a)	1,200	16,968
Freescale Semiconductor Holdings I Ltd. (a)	8,700	129,543
Genesis Photonics, Inc.	16,954	12,458
Hittite Microwave Corp. (a)	321	19,440
Imagination Technologies Group PLC (a)	58,700	439,894
Infineon Technologies AG	25,800	203,722
Inotera Memories, Inc. (a)	2,432,000	731,912
Inphi Corp. (a)	16,500	172,425
Intel Corp.	600	13,110
International Rectifier Corp. (a)	11,100	234,765
Intersil Corp. Class A	14,300	124,553
LSI Corp. (a)	88,200	597,996
MagnaChip Semiconductor Corp. (a)	8,400	145,404
MediaTek, Inc.	29,000	332,017
Micron Technology, Inc. (a)	207,500	2,070,850
Microsemi Corp. (a)	900	20,853
Monolithic Power Systems, Inc.	36,300	884,631
Novatek Microelectronics Corp.	77,000	333,808
NVIDIA Corp.	1,300	16,666
NXP Semiconductors NV (a)	14,500	438,770
ON Semiconductor Corp. (a)	88,900	736,092
Phison Electronics Corp.	27,000	207,887
PMC-Sierra, Inc. (a)	73,200	497,028
Power Integrations, Inc.	5,314	230,681
Rambus, Inc. (a)	36,700	205,887
RDA Microelectronics, Inc. sponsored ADR	1,700	15,725
RF Micro Devices, Inc. (a)	19,500	103,740
Silicon Laboratories, Inc. (a)	4,700	194,392
Silicon Motion Technology Corp. sponsored ADR	4,500	52,650
SK Hynix, Inc.	12,490	322,949
Skyworks Solutions, Inc. (a)	27,100	597,013
Spansion, Inc. Class A	1,800	23,166
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Spreadtrum Communications, Inc. ADR (d)	110,500	$ 2,266,355
SunPower Corp. (a)	364	4,201
Texas Instruments, Inc.	6,000	212,880
United Microelectronics Corp.	502,000	188,216
Xilinx, Inc.	500	19,085
YoungTek Electronics Corp.	172	428
		19,971,862
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		23,031,512
SOFTWARE - 24.0%
Application Software - 15.0%
Adobe Systems, Inc. (a)	39,600	1,722,996
ANSYS, Inc. (a)	8,400	683,928
AsiaInfo-Linkage, Inc. (a)	69,500	824,965
Aspen Technology, Inc. (a)	50,900	1,643,561
Autodesk, Inc. (a)	39,500	1,628,980
AutoNavi Holdings Ltd. ADR (a)	6,700	71,824
BroadSoft, Inc. (a)	22,900	606,163
Cadence Design Systems, Inc. (a)	9,100	126,763
Citrix Systems, Inc. (a)	10,400	750,464
Comverse, Inc.	513	14,385
Concur Technologies, Inc. (a)	12,400	851,384
Descartes Systems Group, Inc. (a)	78,200	732,848
Informatica Corp. (a)	8,100	279,207
Intuit, Inc.	300	19,695
Jive Software, Inc. (a)	10,700	162,640
Kingdee International Software Group Co. Ltd. (a)	2,766,400	456,164
Manhattan Associates, Inc. (a)	1,288	95,686
Micro Focus International PLC	17,720	184,569
MicroStrategy, Inc. Class A (a)	6,401	647,013
Nuance Communications, Inc. (a)	47,700	962,586
Parametric Technology Corp. (a)	43,968	1,120,744
Pegasystems, Inc.	19,600	550,368
QLIK Technologies, Inc. (a)	16,500	426,195
RealPage, Inc. (a)	6,900	142,899
salesforce.com, Inc. (a)	30,800	5,507,964
SolarWinds, Inc. (a)	10,000	591,000
Splunk, Inc.	500	20,015
Synopsys, Inc. (a)	8,100	290,628
TIBCO Software, Inc. (a)	24,300	491,346
Ultimate Software Group, Inc. (a)	4,900	510,384

	Shares	Value
Verint Systems, Inc. (a)	666	$ 24,342
Workday, Inc. Class A (d)	5,200	320,476
		22,462,182
Home Entertainment Software - 0.7%
Giant Interactive Group, Inc. ADR (d)	143,600	933,400
NetDragon WebSoft, Inc.	74,500	85,225
Perfect World Co. Ltd. sponsored ADR Class B	700	7,581
Rosetta Stone, Inc. (a)	1,100	16,918
		1,043,124
Systems Software - 8.3%
Allot Communications Ltd. (a)	8,300	99,102
Check Point Software Technologies Ltd. (a)	1,400	65,786
CommVault Systems, Inc. (a)	11,900	975,562
Fortinet, Inc. (a)	7,700	182,336
Infoblox, Inc.	700	15,190
Insyde Software Corp.	5,823	13,860
Microsoft Corp.	525	15,020
NetSuite, Inc. (a)	13,000	1,040,780
Oracle Corp.	157,800	5,103,252
Red Hat, Inc. (a)	34,800	1,759,488
ServiceNow, Inc.	400	14,480
Sourcefire, Inc. (a)	5,700	337,611
Symantec Corp. (a)	20,500	505,940
Totvs SA	14,700	301,893
VMware, Inc. Class A (a)	24,600	1,940,448
		12,370,748
TOTAL SOFTWARE		35,876,054
WIRELESS TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Crown Castle International Corp. (a)	2,000	139,280
SBA Communications Corp. Class A (a)	21,800	1,570,036
		1,709,316
TOTAL COMMON STOCKS (Cost $120,790,375)		147,260,675
Convertible Bonds - 0.4%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13	$ 150,000	148,620
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	510,000	490,875
TOTAL CONVERTIBLE BONDS (Cost $656,391)		639,495
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	1,801,196	$ 1,801,196
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	3,181,239	3,181,239
TOTAL MONEY MARKET FUNDS (Cost $4,982,435)		4,982,435
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $126,429,201)		152,882,605
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(3,060,221)
NET ASSETS - 100%		$ 149,822,384
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,901 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,241
Fidelity Securities Lending Cash Central Fund	19,101
Total	$ 20,342
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 147,260,675	$ 147,259,867	$ -	$ 808
Convertible Bonds	639,495	-	639,495	-
Money Market Funds	4,982,435	4,982,435	-	-
Total Investments in Securities:	$ 152,882,605	$ 152,242,302	$ 639,495	$ 808

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 8,540,527
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $126,584,406. Net unrealized depreciation aggregated $26,298,199, of which $36,262,314 related to appreciated investment securities and $9,964,115 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

March 31, 2013

1.814647.108

VFS-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CAPITAL MARKETS - 20.4%
Asset Management & Custody Banks - 11.1%
A.F.P. Provida SA sponsored ADR	12,400	$ 1,320,600
Affiliated Managers Group, Inc. (a)	64	9,828
AllianceBernstein Holding LP	3,000	65,700
Ameriprise Financial, Inc.	100	7,365
Apollo Global Management LLC Class A	45,692	988,775
Ares Capital Corp.	37,661	681,664
Ashmore Group PLC	45,300	240,909
Bank of New York Mellon Corp.	131	3,667
BlackRock, Inc. Class A	37	9,505
Franklin Resources, Inc.	17	2,564
Invesco Ltd.	5,777	167,302
Janus Capital Group, Inc.	48,263	453,672
Legg Mason, Inc.	162	5,208
Northern Trust Corp.	100	5,456
Och-Ziff Capital Management Group LLC Class A	10,500	98,175
State Street Corp.	73	4,314
The Blackstone Group LP	148,186	2,931,119
		6,995,823
Diversified Capital Markets - 4.9%
Credit Suisse Group sponsored ADR (d)	40,006	1,048,157
Deutsche Bank AG (NY Shares)	15,800	618,096
HFF, Inc.	4,127	82,251
UBS AG (NY Shares)	87,330	1,344,009
		3,092,513
Investment Banking & Brokerage - 4.4%
Charles Schwab Corp.	200	3,538
Evercore Partners, Inc. Class A	20,566	855,546
GFI Group, Inc.	111,319	371,805
Goldman Sachs Group, Inc.	93	13,685
Investment Technology Group, Inc. (a)	404	4,460
Macquarie Group Ltd.	91	3,520
Monex Group, Inc.	10	4,026
Morgan Stanley	68,073	1,496,245
		2,752,825
TOTAL CAPITAL MARKETS		12,841,161
COMMERCIAL BANKS - 31.6%
Diversified Banks - 25.6%
Banco Bilbao Vizcaya Argentaria SA	66,746	578,631
Banco Bradesco SA (PN) sponsored ADR	407	6,927
Banco Macro SA sponsored ADR (a)	400	5,888
Banco Santander Chile sponsored ADR	259	7,374
Banco Santander SA (Spain) sponsored ADR (d)	600	4,086
Banco Santander SA (Brasil) ADR	42,810	310,801
BanColombia SA sponsored ADR	19,115	1,209,024
Bangkok Bank PCL (For. Reg.)	7,700	61,001
Bank of Baroda	2,474	30,699
Bank of the Philippine Islands (BPI)	4,810	12,965

	Shares	Value
Barclays PLC sponsored ADR	182,440	$ 3,240,134
BBVA Banco Frances SA sponsored ADR (a)	500	2,075
BNP Paribas SA	59,893	3,074,025
China CITIC Bank Corp. Ltd. (H Shares)	7,000	4,202
Comerica, Inc.	127,887	4,597,532
CorpBanca SA sponsored ADR	100	2,091
Criteria CaixaCorp SA (d)	14,300	48,392
Criteria CaixaCorp SA	286	968
Development Credit Bank Ltd. (a)	8,228	6,500
Grupo Financiero Banorte S.A.B. de CV Series O	30,000	239,680
Grupo Financiero Galicia SA sponsored ADR (a)(d)	400	2,200
Guaranty Trust Bank PLC GDR (Reg. S)	1,200	9,780
Hana Financial Group, Inc.	960	34,147
HDFC Bank Ltd. sponsored ADR	1,700	63,614
Hong Leong Bank Bhd	1,100	5,129
HSBC Holdings PLC sponsored ADR	165	8,801
ICICI Bank Ltd. sponsored ADR	22,888	981,895
Industrial & Commercial Bank of China Ltd. (H Shares)	1,000	701
Intesa Sanpaolo SpA	4,380	6,412
Itau Unibanco Holding SA sponsored ADR	106	1,887
KB Financial Group, Inc.	880	29,679
Malayan Banking Bhd	31,885	96,138
Nordea Bank AB	200	2,265
PT Bank Bukopin Tbk	1,716,000	158,811
PT Bank Central Asia Tbk	3,000	3,517
Raiffeisen International Bank-Holding AG	300	10,196
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	200	2,550
Societe Generale Series A	14,500	476,380
Standard Chartered PLC (United Kingdom)	187	4,840
Swedbank AB (A Shares)	200	4,548
The Jammu & Kashmir Bank Ltd.	1,677	36,717
The Toronto-Dominion Bank	104	8,659
U.S. Bancorp	13,159	446,485
Wells Fargo & Co.	8,696	321,665
Yes Bank Ltd.	624	4,948
		16,164,959
Regional Banks - 6.0%
Alerus Financial Corp.	126	4,316
BancorpSouth, Inc.	2,100	34,230
Bank of the Ozarks, Inc.	2,700	119,745
BankUnited, Inc.	100	2,562
BB&T Corp.	200	6,278
Boston Private Financial Holdings, Inc.	500	4,940
Bridge Capital Holdings (a)	11,030	168,097
Canadian Western Bank, Edmonton	200	5,582
Cascade Bancorp (a)	200	1,352
Citizens & Northern Corp.	100	1,950
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
City Holding Co.	100	$ 3,979
City National Corp.	100	5,891
CNB Financial Corp., Pennsylvania	200	3,410
CoBiz, Inc.	69,220	559,298
Commerce Bancshares, Inc.	2,800	114,324
Fifth Third Bancorp	8,378	136,645
First Business Finance Services, Inc.	200	5,380
First Commonwealth Financial Corp.	7,400	55,204
First Horizon National Corp.	14,807	158,139
First Interstate Bancsystem, Inc.	32,920	619,225
First Midwest Bancorp, Inc., Delaware	300	3,984
First Republic Bank	1,286	49,665
FirstMerit Corp.	200	3,306
FNB Corp., Pennsylvania	400	4,840
Glacier Bancorp, Inc.	277	5,257
Huntington Bancshares, Inc.	8,722	64,456
Landmark Bancorp, Inc.	97	1,983
MidWestOne Financial Group, Inc.	2	48
Northrim Bancorp, Inc.	462	10,381
Pacific Continental Corp.	9,553	106,707
PNC Financial Services Group, Inc.	4,748	315,742
PrivateBancorp, Inc.	300	5,673
PT Bank Tabungan Negara Tbk	472,000	82,511
Regions Financial Corp.	71,691	587,149
SCBT Financial Corp.	200	10,080
Susquehanna Bancshares, Inc.	18,656	231,894
SVB Financial Group (a)	24	1,703
Texas Capital Bancshares, Inc. (a)	100	4,045
Trustmark Corp.	925	23,134
UMB Financial Corp.	500	24,535
Valley National Bancorp (d)	460	4,710
Virginia Commerce Bancorp, Inc. (a)	800	11,240
Washington Trust Bancorp, Inc.	2,400	65,712
Webster Financial Corp.	2,145	52,038
Western Alliance Bancorp. (a)	2,269	31,403
WMI Holdings Corp. (a)	575	403
Zions Bancorporation	2,700	67,473
		3,780,619
TOTAL COMMERCIAL BANKS		19,945,578
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	200	3,867
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. (a)	1,800	19,620
CONSUMER FINANCE - 1.6%
Consumer Finance - 1.6%
American Express Co.	150	10,119

	Shares	Value
Capital One Financial Corp.	11,639	$ 639,563
DFC Global Corp. (a)	1,000	16,640
EZCORP, Inc. (non-vtg.) Class A (a)	6,492	138,280
First Cash Financial Services, Inc. (a)	1,610	93,927
Green Dot Corp. Class A (a)	1,000	16,710
International Personal Finance PLC	65	440
Nelnet, Inc. Class A	200	6,760
Netspend Holdings, Inc. (a)	299	4,751
PT Clipan Finance Indonesia Tbk	77,000	3,563
Regional Management Corp.	4,200	84,840
SLM Corp.	280	5,734
		1,021,327
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	143	5,350
DIVERSIFIED FINANCIAL SERVICES - 13.6%
Other Diversified Financial Services - 11.9%
Bank of America Corp.	261,042	3,179,492
BTG Pactual Participations Ltd. unit	6,794	113,539
Challenger Ltd.	34,705	139,112
Citigroup, Inc.	71,789	3,175,945
JPMorgan Chase & Co.	19,427	922,005
		7,530,093
Specialized Finance - 1.7%
BM&F Bovespa SA	500	3,363
CBOE Holdings, Inc.	27,018	998,045
CME Group, Inc.	151	9,270
IntercontinentalExchange, Inc. (a)	72	11,741
MarketAxess Holdings, Inc.	300	11,190
Moody's Corp.	119	6,345
NYSE Euronext	137	5,294
PHH Corp. (a)	304	6,676
The NASDAQ Stock Market, Inc.	197	6,363
		1,058,287
TOTAL DIVERSIFIED FINANCIAL SERVICES		8,588,380
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV (a)	300	4,965
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Las Vegas Sands Corp.	108	6,086
MGM Mirage, Inc. (a)	204	2,683
		8,769
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
M.D.C. Holdings, Inc.	200	7,330
PulteGroup, Inc. (a)	500	10,120
		17,450
Common Stocks - continued
	Shares	Value
INSURANCE - 10.9%
Insurance Brokers - 0.4%
Aon PLC	100	$ 6,150
Brasil Insurance Participacoes e Administracao SA	10,600	117,711
Marsh & McLennan Companies, Inc.	3,200	121,504
National Financial Partners Corp. (a)	1,600	35,888
		281,253
Life & Health Insurance - 5.2%
AIA Group Ltd.	23,400	102,492
Citizens, Inc. Class A (a)	500	4,195
Delta Lloyd NV	311	5,334
Lincoln National Corp.	200	6,522
MetLife, Inc.	82,516	3,137,258
Ping An Insurance Group Co. China Ltd. (H Shares)	1,000	7,755
Prudential Financial, Inc.	97	5,722
Resolution Ltd.	700	2,898
StanCorp Financial Group, Inc.	200	8,552
Symetra Financial Corp.	200	2,682
Unum Group	200	5,650
		3,289,060
Multi-Line Insurance - 1.6%
American International Group, Inc. (a)	17,033	661,221
Assurant, Inc.	4,480	201,645
Fairfax Financial Holdings Ltd. (sub. vtg.)	100	39,047
Genworth Financial, Inc. Class A (a)	773	7,730
Hartford Financial Services Group, Inc.	1,400	36,120
Loews Corp.	800	35,256
Porto Seguro SA	3,900	54,483
		1,035,502
Property & Casualty Insurance - 3.0%
ACE Ltd.	8,681	772,349
Allied World Assurance Co. Holdings Ltd.	950	88,084
Allstate Corp.	100	4,907
Arch Capital Group Ltd. (a)	4,693	246,711
Assured Guaranty Ltd.	200	4,122
Axis Capital Holdings Ltd.	2,500	104,050
Berkshire Hathaway, Inc. Class B (a)	33	3,439
CNA Financial Corp.	1,500	49,035
Erie Indemnity Co. Class A	100	7,553
Fidelity National Financial, Inc. Class A	200	5,046
Hanover Insurance Group, Inc.	800	39,744
The Travelers Companies, Inc.	3,879	326,573
W.R. Berkley Corp.	1,300	57,681
XL Group PLC Class A	5,226	158,348
		1,867,642
Reinsurance - 0.7%
Everest Re Group Ltd.	100	12,986
Montpelier Re Holdings Ltd.	1,900	49,495
Platinum Underwriters Holdings Ltd.	1,800	100,458

	Shares	Value
Swiss Re Ltd.	67	$ 5,449
Validus Holdings Ltd.	6,419	239,878
		408,266
TOTAL INSURANCE		6,881,723
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
China Finance Online Co. Ltd. ADR (a)	36	49
eBay, Inc. (a)	89	4,826
		4,875
IT SERVICES - 5.1%
Data Processing & Outsourced Services - 5.1%
Alliance Data Systems Corp. (a)	57	9,228
Cielo SA	220	6,475
Fidelity National Information Services, Inc.	200	7,924
Fiserv, Inc. (a)	89	7,817
Global Cash Access Holdings, Inc. (a)	4,300	30,315
Jack Henry & Associates, Inc.	10,680	493,523
The Western Union Co.	8,079	121,508
Total System Services, Inc.	33,129	820,937
Vantiv, Inc.	14,026	332,977
VeriFone Systems, Inc. (a)	65,711	1,358,903
		3,189,607
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	100	7,597
Cognizant Technology Solutions Corp. Class A (a)	50	3,831
		11,428
TOTAL IT SERVICES		3,201,035
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Middleby Corp. (a)	200	30,430
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	65	3,743
REAL ESTATE INVESTMENT TRUSTS - 10.8%
Diversified REITs - 0.6%
American Assets Trust, Inc.	1,800	57,618
Duke Realty LP	8,200	139,236
First Potomac Realty Trust	263	3,900
Lexington Corporate Properties Trust (d)	13,962	164,752
		365,506
Industrial REITs - 0.0%
DCT Industrial Trust, Inc.	200	1,480
Prologis, Inc.	206	8,236
Stag Industrial, Inc.	300	6,381
		16,097
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Mortgage REITs - 0.9%
American Capital Agency Corp.	12,357	$ 405,062
American Capital Mortgage Investment Corp.	400	10,340
Invesco Mortgage Capital, Inc.	297	6,353
PennyMac Mortgage Investment Trust	200	5,178
Two Harbors Investment Corp.	13,100	165,191
		592,124
Office REITs - 1.4%
BioMed Realty Trust, Inc.	3,100	66,960
Boston Properties, Inc.	69	6,973
Corporate Office Properties Trust (SBI)	1,800	48,024
CyrusOne, Inc.	5,414	123,656
Douglas Emmett, Inc.	15,052	375,246
Highwoods Properties, Inc. (SBI)	5,266	208,376
Kilroy Realty Corp.	1,200	62,880
MPG Office Trust, Inc. (a)	1,200	3,300
SL Green Realty Corp.	73	6,286
		901,701
Residential REITs - 1.8%
American Campus Communities, Inc.	3,400	154,156
Apartment Investment & Management Co. Class A	5,891	180,618
BRE Properties, Inc.	100	4,868
Camden Property Trust (SBI)	4,700	322,796
Campus Crest Communities, Inc.	300	4,170
Colonial Properties Trust (SBI)	2,800	63,308
Equity Lifestyle Properties, Inc.	1,777	136,474
Equity Residential (SBI)	120	6,607
Home Properties, Inc.	3,300	209,286
Silver Bay Realty Trust Corp.	639	13,227
UDR, Inc.	305	7,378
		1,102,888
Retail REITs - 0.4%
Federal Realty Investment Trust (SBI)	106	11,452
Glimcher Realty Trust	78	905
Kimco Realty Corp.	200	4,480
Realty Income Corp.	4,500	204,075
Simon Property Group, Inc.	53	8,404
Urstadt Biddle Properties, Inc. Class A	300	6,528
		235,844
Specialized REITs - 5.7%
American Tower Corp.	100	7,692
Big Yellow Group PLC	391,280	2,110,583
CubeSmart	200	3,160
DiamondRock Hospitality Co.	4,400	40,964
HCP, Inc.	5,114	254,984
Health Care REIT, Inc.	114	7,742
Host Hotels & Resorts, Inc.	600	10,494

	Shares	Value
National Health Investors, Inc.	2,100	$ 137,445
Plum Creek Timber Co., Inc.	200	10,440
Potlatch Corp.	500	22,930
Rayonier, Inc.	3,500	208,845
Sovran Self Storage, Inc.	200	12,898
Strategic Hotel & Resorts, Inc. (a)	75,063	626,776
Sunstone Hotel Investors, Inc. (a)	6,100	75,091
Ventas, Inc.	118	8,638
Weyerhaeuser Co.	1,639	51,432
		3,590,114
TOTAL REAL ESTATE INVESTMENT TRUSTS		6,804,274
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Diversified Real Estate Activities - 1.1%
Countrywide PLC	1,100	6,518
Tejon Ranch Co. (a)	2,223	66,201
The St. Joe Co. (a)(d)	27,269	579,466
		652,185
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	2,000	11,448
Real Estate Operating Companies - 0.1%
BR Malls Participacoes SA	100	1,252
Castellum AB	200	2,848
Forest City Enterprises, Inc. Class A (a)	2,800	49,756
Thomas Properties Group, Inc.	500	2,565
		56,421
Real Estate Services - 0.0%
CBRE Group, Inc. (a)	198	5,000
Jones Lang LaSalle, Inc.	88	8,748
Kennedy-Wilson Holdings, Inc.	500	7,755
		21,503
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		741,557
SPECIALTY RETAIL - 0.0%
Home Improvement Retail - 0.0%
Home Depot, Inc.	100	6,978
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	200	1,828
Cape Bancorp, Inc.	300	2,748
Cheviot Financial Corp.	2,077	23,449
Eagle Bancorp Montana, Inc.	175	1,902
Fannie Mae (a)	5,100	3,494
Hudson City Bancorp, Inc.	200	1,728
People's United Financial, Inc.	200	2,688
Common Stocks - continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE - CONTINUED
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc. (a)	16,757	$ 0
		37,837
TOTAL COMMON STOCKS (Cost $56,399,580)		60,168,919
Nonconvertible Preferred Stocks - 0.3%

COMMERCIAL BANKS - 0.3%
Diversified Banks - 0.2%
Banco ABC Brasil SA	3,074	24,841
Banco Pine SA	8,025	56,512
Texas Capital Bancshares, Inc. 6.50%	2,600	65,702
		147,055
Regional Banks - 0.1%
Banco Daycoval SA (PN)	4,500	26,923
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $162,207)		173,978
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	1,426,586	$ 1,426,586
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	819,741	819,741
TOTAL MONEY MARKET FUNDS (Cost $2,246,327)		2,246,327
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $58,808,114)		62,589,224
NET OTHER ASSETS (LIABILITIES) - 0.7%		470,393
NET ASSETS - 100%		$ 63,059,617
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,197
Fidelity Securities Lending Cash Central Fund	948
Total	$ 2,145
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 60,168,919	$ 60,163,971	$ 4,948	$ -
Nonconvertible Preferred Stocks	173,978	173,978	-	-
Money Market Funds	2,246,327	2,246,327	-	-
Total Investments in Securities:	$ 62,589,224	$ 62,584,276	$ 4,948	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 3,066,388
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $59,493,871. Net unrealized appreciation aggregated $3,095,353, of which $5,454,064 related to appreciated investment securities and $2,358,711 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Energy Portfolio

March 31, 2013

1.814635.108

VNR-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CHEMICALS - 1.8%
Commodity Chemicals - 1.8%
LyondellBasell Industries NV Class A	64,790	$ 4,100,559
Westlake Chemical Corp.	17,109	1,599,692
		5,700,251
ENERGY EQUIPMENT & SERVICES - 22.7%
Oil & Gas Drilling - 5.5%
Discovery Offshore S.A. (a)(e)	313,310	740,261
Ensco PLC Class A	136,692	8,201,520
Helmerich & Payne, Inc.	43,085	2,615,260
Noble Corp.	127,470	4,862,981
Northern Offshore Ltd.	136,421	241,742
Unit Corp. (a)	9,301	423,661
Vantage Drilling Co. (a)	223,600	391,300
		17,476,725
Oil & Gas Equipment & Services - 17.2%
Anton Oilfield Services Group	216,000	150,260
C&J Energy Services, Inc. (a)	7,300	167,170
Cameron International Corp. (a)	74,785	4,875,982
Core Laboratories NV	15,500	2,137,760
FMC Technologies, Inc. (a)	26,700	1,452,213
Forum Energy Technologies, Inc.	39,384	1,132,684
Geospace Technologies Corp. (a)	5,232	564,637
Halliburton Co.	360,620	14,572,654
Lufkin Industries, Inc.	14,422	957,477
National Oilwell Varco, Inc.	194,955	13,793,066
Oceaneering International, Inc.	5,000	332,050
Oil States International, Inc. (a)	33,910	2,766,039
Schlumberger Ltd.	128,881	9,651,898
Superior Energy Services, Inc. (a)	37,454	972,680
Total Energy Services, Inc.	27,900	389,999
Weatherford International Ltd. (a)	59,042	716,770
		54,633,339
TOTAL ENERGY EQUIPMENT & SERVICES		72,110,064
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights	34,746	0
OIL, GAS & CONSUMABLE FUELS - 74.4%
Coal & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. (a)	47,700	391,617
Peabody Energy Corp.	114,955	2,431,298
		2,822,915
Integrated Oil & Gas - 34.4%
Chevron Corp.	235,742	28,010,864
Exxon Mobil Corp.	323,704	29,168,964

	Shares	Value
Hess Corp.	202,136	$ 14,474,959
InterOil Corp. (a)(d)	25,160	1,914,928
Murphy Oil Corp.	171,666	10,940,274
Occidental Petroleum Corp.	225,786	17,694,849
Suncor Energy, Inc.	251,900	7,548,197
		109,753,035
Oil & Gas Exploration & Production - 28.0%
Anadarko Petroleum Corp.	145,415	12,716,542
Bankers Petroleum Ltd. (a)	268,500	705,710
Bonanza Creek Energy, Inc. (a)	20,914	808,744
BPZ Energy, Inc. (a)	108,826	247,035
Cabot Oil & Gas Corp.	100,622	6,803,053
Cobalt International Energy, Inc. (a)	119,077	3,357,971
Concho Resources, Inc. (a)	114,269	11,133,229
Continental Resources, Inc. (a)	22,000	1,912,460
EOG Resources, Inc.	86,379	11,062,559
EPL Oil & Gas, Inc. (a)	11,500	308,315
EQT Corp.	127,074	8,609,264
EV Energy Partners LP	26,019	1,419,857
Gulfport Energy Corp. (a)	21,101	967,059
Halcon Resources Corp. (f)	150,000	1,168,500
Kosmos Energy Ltd. (a)	28,300	319,790
Marathon Oil Corp.	137,255	4,628,239
Noble Energy, Inc.	73,406	8,490,138
Northern Oil & Gas, Inc. (a)(d)	92,107	1,324,499
Oasis Petroleum, Inc. (a)	78,878	3,002,885
Painted Pony Petroleum Ltd. Class A (a)	63,475	636,718
Pioneer Natural Resources Co.	72,329	8,986,878
Rosetta Resources, Inc. (a)	8,521	405,429
TAG Oil Ltd. (a)	38,200	157,561
		89,172,435
Oil & Gas Refining & Marketing - 6.2%
Calumet Specialty Products Partners LP	43,630	1,625,218
Marathon Petroleum Corp.	78,386	7,023,386
Northern Tier Energy LP Class A	39,720	1,187,628
PBF Energy, Inc. Class A	7,778	289,108
Phillips 66	91,754	6,420,027
Tesoro Corp.	17,511	1,025,269
Valero Energy Corp.	46,987	2,137,439
		19,708,075
Oil & Gas Storage & Transport - 4.9%
Atlas Energy LP	14,463	636,951
Atlas Pipeline Partners LP	45,960	1,589,297
Magellan Midstream Partners LP	31,436	1,679,625
Markwest Energy Partners LP	14,700	893,025
Tesoro Logistics LP	44,300	2,390,871
The Williams Companies, Inc.	224,374	8,405,050
		15,594,819
TOTAL OIL, GAS & CONSUMABLE FUELS		237,051,279
TOTAL COMMON STOCKS (Cost $263,138,270)		314,861,594
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	2,182,631	$ 2,182,631
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	2,918,610	2,918,610
TOTAL MONEY MARKET FUNDS (Cost $5,101,241)		5,101,241
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $268,239,511)		319,962,835
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,506,323)
NET ASSETS - 100%		$ 318,456,512
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $740,261 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,168,500 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 1,350,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 541
Fidelity Securities Lending Cash Central Fund	24,774
Total	$ 25,315
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $270,372,179. Net unrealized appreciation aggregated $49,590,656, of which $62,232,482 related to appreciated investment securities and $12,641,826 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

March 31, 2013

1.814639.108

VHC-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
BIOTECHNOLOGY - 33.8%
Biotechnology - 33.8%
3SBio, Inc. sponsored ADR (a)	40,000	$ 608,000
Achillion Pharmaceuticals, Inc. (a)	112,300	981,502
Acorda Therapeutics, Inc. (a)	16,322	522,794
Alexion Pharmaceuticals, Inc. (a)	55,400	5,104,556
AMAG Pharmaceuticals, Inc. (a)	55,707	1,328,612
Amgen, Inc.	205,177	21,032,694
AVEO Pharmaceuticals, Inc. (a)	27,700	203,595
Biogen Idec, Inc. (a)	4,931	951,239
BioMarin Pharmaceutical, Inc. (a)	61,103	3,804,273
Biovitrum AB (a)	164,096	1,055,102
Coronado Biosciences, Inc. (a)	45,000	437,400
Discovery Laboratories, Inc. (a)(d)	149,100	341,439
Dynavax Technologies Corp. (a)	198,300	440,226
Elan Corp. PLC sponsored ADR (a)	99,400	1,172,920
Genomic Health, Inc. (a)	27,900	789,012
Gilead Sciences, Inc. (a)	378,780	18,533,705
Grifols SA ADR	94,182	2,732,220
Infinity Pharmaceuticals, Inc. (a)	30,100	1,458,947
Insmed, Inc. (a)	18,700	140,063
Intercept Pharmaceuticals, Inc.	5,900	220,660
Lexicon Pharmaceuticals, Inc. (a)	191,300	417,034
Medivation, Inc. (a)	52,900	2,474,133
Merrimack Pharmaceuticals, Inc. (d)	34,077	207,870
Momenta Pharmaceuticals, Inc. (a)	47,100	628,314
Neurocrine Biosciences, Inc. (a)	59,797	725,936
NPS Pharmaceuticals, Inc. (a)	54,400	554,336
Onyx Pharmaceuticals, Inc. (a)	57,000	5,065,020
Puma Biotechnology, Inc.	31,806	1,062,002
Regeneron Pharmaceuticals, Inc. (a)	26,000	4,586,400
Rigel Pharmaceuticals, Inc. (a)	45,000	305,550
Seattle Genetics, Inc. (a)	32,476	1,153,223
Spectrum Pharmaceuticals, Inc.	74,400	555,024
Synageva BioPharma Corp. (a)	11,957	656,678
Synta Pharmaceuticals Corp. (a)	48,700	418,820
Targacept, Inc. (a)	73,233	313,437
Theravance, Inc. (a)(d)	53,100	1,254,222
United Therapeutics Corp. (a)	10,752	654,474
ZIOPHARM Oncology, Inc. (a)(d)	155,200	284,016
		83,175,448
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
Carriage Services, Inc.	79,339	1,685,954
FOOD & STAPLES RETAILING - 1.8%
Drug Retail - 1.8%
CVS Caremark Corp.	45,500	2,502,045
Walgreen Co.	40,762	1,943,532
		4,445,577

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 9.9%
Health Care Equipment - 8.1%
Boston Scientific Corp. (a)	663,947	$ 5,185,426
Cardiovascular Systems, Inc. (a)	29,800	610,304
CONMED Corp.	45,478	1,548,981
Covidien PLC	57,047	3,870,068
Exactech, Inc. (a)	52,999	1,096,549
Genmark Diagnostics, Inc. (a)	3,400	43,928
HeartWare International, Inc. (a)	8,295	733,527
Insulet Corp. (a)	61,000	1,577,460
Intuitive Surgical, Inc. (a)	2,900	1,424,451
Volcano Corp. (a)	81,780	1,820,423
Zeltiq Aesthetics, Inc. (a)	76,900	293,758
Zimmer Holdings, Inc.	23,100	1,737,582
		19,942,457
Health Care Supplies - 1.8%
Derma Sciences, Inc. (a)(d)	84,497	1,020,724
The Cooper Companies, Inc.	32,000	3,452,160
		4,472,884
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		24,415,341
HEALTH CARE PROVIDERS & SERVICES - 15.5%
Health Care Distributors & Services - 3.8%
Amplifon SpA	87,862	459,514
McKesson Corp.	81,101	8,755,664
		9,215,178
Health Care Facilities - 2.3%
AmSurg Corp. (a)	16,000	538,240
Brookdale Senior Living, Inc. (a)	35,700	995,316
Capital Senior Living Corp. (a)	33,000	872,190
Emeritus Corp. (a)	40,000	1,111,600
Hanger, Inc. (a)	23,590	743,793
NMC Health PLC	141,800	706,702
Raffles Medical Group Ltd.	290,000	766,880
		5,734,721
Health Care Services - 5.7%
BioScrip, Inc. (a)	110,000	1,398,100
Catamaran Corp. (a)	61,132	3,239,391
MEDNAX, Inc. (a)	50,500	4,526,315
Quest Diagnostics, Inc.	86,498	4,882,812
		14,046,618
Managed Health Care - 3.7%
Aetna, Inc.	11,108	567,841
CIGNA Corp.	52,900	3,299,373
Humana, Inc.	41,294	2,853,828
Qualicorp SA (a)	45,000	452,060
UnitedHealth Group, Inc.	32,634	1,866,991
		9,040,093
TOTAL HEALTH CARE PROVIDERS & SERVICES		38,036,610
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 4.8%
Health Care Technology - 4.8%
athenahealth, Inc. (a)(d)	28,000	$ 2,717,120
Cerner Corp. (a)	74,500	7,058,875
HealthStream, Inc. (a)	39,238	900,120
HMS Holdings Corp. (a)	39,800	1,080,570
		11,756,685
IT SERVICES - 1.1%
Data Processing & Outsourced Services - 1.1%
Maximus, Inc.	32,610	2,607,822
LIFE SCIENCES TOOLS & SERVICES - 3.7%
Life Sciences Tools & Services - 3.7%
Agilent Technologies, Inc.	90,736	3,808,190
Bruker BioSciences Corp. (a)	38,600	737,260
Fluidigm Corp. (a)	25,600	473,856
Illumina, Inc. (a)(d)	74,400	4,017,600
		9,036,906
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Prestige Brands Holdings, Inc. (a)	53,144	1,365,269
PHARMACEUTICALS - 25.5%
Pharmaceuticals - 25.5%
Actavis, Inc. (a)	66,000	6,079,260
Cadence Pharmaceuticals, Inc. (a)	71,620	479,138
Eli Lilly & Co.	41,150	2,336,909
Endo Health Solutions, Inc. (a)	89,574	2,755,296
Hi-Tech Pharmacal Co., Inc.	30,000	993,300
Ipca Laboratories Ltd.	20,613	200,487
Johnson & Johnson	11,800	962,054
Lee's Pharmaceutical Holdings Ltd.	1,060,000	737,387
Meda AB (A Shares)	76,500	906,864
Merck & Co., Inc.	287,106	12,698,698
Mylan, Inc. (a)	81,400	2,355,716
Optimer Pharmaceuticals, Inc. (a)(d)	77,667	924,237
Pacira Pharmaceuticals, Inc. (a)	22,800	658,008
Pfizer, Inc.	294,954	8,512,372
Salix Pharmaceuticals Ltd. (a)	26,300	1,346,034
Sanofi SA	49,754	5,055,616
Shire PLC sponsored ADR	24,200	2,210,912
The Medicines Company (a)	31,502	1,052,797
UCB SA	22,600	1,442,697
Valeant Pharmaceuticals International, Inc. (Canada) (a)	81,260	6,100,199
ViroPharma, Inc. (a)	108,200	2,722,312
Warner Chilcott PLC	162,900	2,207,295
		62,737,588

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Real Estate Development - 0.4%
PT Lippo Karawaci Tbk	7,029,500	$ 990,296
TOTAL COMMON STOCKS (Cost $194,121,067)		240,253,496
Convertible Preferred Stocks - 0.3%

HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
Castlight Health, Inc. Series D (a)(e) (Cost $633,235)	104,900	734,300
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.15% (b)	9,863,899	9,863,899
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	6,497,369	6,497,369
TOTAL MONEY MARKET FUNDS (Cost $16,361,268)		16,361,268
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $211,115,570)		257,349,064
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(11,481,336)
NET ASSETS - 100%		$ 245,867,728
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $734,300 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc. Series D	4/25/12	$ 633,235
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,085
Fidelity Securities Lending Cash Central Fund	8,930
Total	$ 11,015
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 240,253,496	$ 240,253,496	$ -	$ -
Convertible Preferred Stocks	734,300	-	-	734,300
Money Market Funds	16,361,268	16,361,268	-	-
Total Investments in Securities:	$ 257,349,064	$ 256,614,764	$ -	$ 734,300

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 5,886,530
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $211,509,554. Net unrealized appreciation aggregated $45,839,510, of which $50,426,426 related to appreciated investment securities and $4,586,916 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Staples Portfolio

March 31, 2013

1.856925.105

VCSP-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
BEVERAGES - 24.8%
Brewers - 4.1%
Anheuser-Busch InBev SA NV	29,498	$ 2,920,978
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	14,300	605,319
Compania Cervecerias Unidas SA sponsored ADR	9,250	305,990
SABMiller PLC	41,300	2,173,774
		6,006,061
Distillers & Vintners - 5.7%
Diageo PLC sponsored ADR	28,817	3,626,331
Pernod Ricard SA	22,555	2,810,548
Remy Cointreau SA	15,688	1,813,087
		8,249,966
Soft Drinks - 15.0%
Coca-Cola Bottling Co. CONSOLIDATED	5,293	319,274
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	1,870	306,250
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	4,445	118,948
Coca-Cola Icecek A/S	18,853	544,448
Embotelladora Andina SA:
ADR	2,800	88,844
sponsored ADR	12,683	507,320
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	3,185	361,498
PepsiCo, Inc.	31,021	2,454,071
The Coca-Cola Co.	421,598	17,049,423
		21,750,076
TOTAL BEVERAGES		36,006,103
FOOD & STAPLES RETAILING - 16.3%
Drug Retail - 9.4%
CVS Caremark Corp.	203,488	11,189,805
Drogasil SA	20,984	223,989
Walgreen Co.	47,397	2,259,889
		13,673,683
Food Distributors - 0.2%
Chefs' Warehouse Holdings (a)	16,325	301,523
Food Retail - 3.6%
Fresh Market, Inc. (a)	11,472	490,657
Kroger Co.	133,700	4,430,818
The Pantry, Inc. (a)	24,723	308,296
		5,229,771
Hypermarkets & Super Centers - 3.1%
Wal-Mart Stores, Inc.	60,777	4,547,943
TOTAL FOOD & STAPLES RETAILING		23,752,920

	Shares	Value
FOOD PRODUCTS - 10.4%
Agricultural Products - 3.2%
Archer Daniels Midland Co.	34,964	$ 1,179,336
Bunge Ltd.	42,607	3,145,675
First Resources Ltd.	75,000	110,654
SLC Agricola SA	23,700	215,918
		4,651,583
Packaged Foods & Meats - 7.2%
Annie's, Inc.	8,324	318,476
Green Mountain Coffee Roasters, Inc. (a)	14,594	828,355
Hain Celestial Group, Inc. (a)(d)	10,290	628,513
Lindt & Spruengli AG	10	451,280
Mead Johnson Nutrition Co. Class A	35,100	2,718,495
Nestle SA	24,639	1,781,805
Orion Corp.	135	131,491
Pinnacle Foods, Inc.	3,000	66,630
TreeHouse Foods, Inc. (a)	6,500	423,475
Ulker Biskuvi Sanayi A/S	40,000	301,774
Unilever NV (NY Reg.)	66,609	2,730,969
Want Want China Holdings Ltd.	71,000	108,843
		10,490,106
TOTAL FOOD PRODUCTS		15,141,689
HOUSEHOLD PRODUCTS - 14.6%
Household Products - 14.6%
Colgate-Palmolive Co.	31,100	3,670,733
Procter & Gamble Co.	226,936	17,487,688
		21,158,421
PERSONAL PRODUCTS - 2.3%
Personal Products - 2.3%
Hengan International Group Co. Ltd.	34,000	332,661
Herbalife Ltd.	7,300	273,385
L'Oreal SA	12,000	1,902,778
Natura Cosmeticos SA	2,600	62,570
Nu Skin Enterprises, Inc. Class A (d)	18,859	833,568
		3,404,962
PHARMACEUTICALS - 1.8%
Pharmaceuticals - 1.8%
Johnson & Johnson	31,584	2,575,044
TOBACCO - 22.9%
Tobacco - 22.9%
Altria Group, Inc.	206,261	7,093,316
British American Tobacco PLC sponsored ADR	188,687	20,198,942
Imperial Tobacco Group PLC	8,284	289,378
ITC Ltd.	61,859	351,686
Japan Tobacco, Inc.	9,900	315,504
Lorillard, Inc.	20,203	815,191
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	40,542	$ 3,758,649
Souza Cruz SA	30,900	454,000
		33,276,666
TOTAL COMMON STOCKS (Cost $111,575,322)		135,315,805
Money Market Funds - 7.4%

Fidelity Cash Central Fund, 0.15% (b)	9,514,211	9,514,211
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,334,995	1,334,995
TOTAL MONEY MARKET FUNDS (Cost $10,849,206)		10,849,206
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $122,424,528)		146,165,011
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(793,115)
NET ASSETS - 100%		$ 145,371,896
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,698
Fidelity Securities Lending Cash Central Fund	933
Total	$ 3,631
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 14,328,838
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $122,548,023. Net unrealized appreciation aggregated $23,616,988, of which $24,141,471 related to appreciated investment securities and $524,483 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

March 31, 2013

1.799880.109

VIPRE-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.5%
Health Care Facilities - 2.5%
Brookdale Senior Living, Inc. (a)	157,340	$ 4,386,639
Emeritus Corp. (a)	212,852	5,915,157
TOTAL HEALTH CARE FACILITIES		10,301,796
REAL ESTATE INVESTMENT TRUSTS - 91.8%
REITs - Apartments - 16.0%
Apartment Investment & Management Co. Class A	150,400	4,611,264
AvalonBay Communities, Inc.	60,592	7,675,189
Camden Property Trust (SBI)	212,156	14,570,874
Education Realty Trust, Inc.	744,812	7,842,870
Equity Residential (SBI)	160,358	8,829,311
Essex Property Trust, Inc.	84,571	12,734,701
Home Properties, Inc.	150,300	9,532,026
TOTAL REITS - APARTMENTS		65,796,235
REITs - Health Care Facilities - 13.3%
Aviv REIT, Inc.	9,600	230,976
HCP, Inc.	304,825	15,198,575
Health Care REIT, Inc.	111,378	7,563,680
Ventas, Inc.	433,420	31,726,344
TOTAL REITS - HEALTH CARE FACILITIES		54,719,575
REITs - Hotels - 5.2%
Chesapeake Lodging Trust	347,179	7,964,286
Host Hotels & Resorts, Inc.	393,178	6,876,683
Sunstone Hotel Investors, Inc. (a)	512,896	6,313,750
TOTAL REITS - HOTELS		21,154,719
REITs - Industrial Buildings - 15.8%
DuPont Fabros Technology, Inc.	88,885	2,157,239
First Industrial Realty Trust, Inc.	269,812	4,621,880
First Potomac Realty Trust	136,000	2,016,880
Prologis, Inc.	654,537	26,168,389
Public Storage	191,536	29,174,764
Terreno Realty Corp.	24,400	438,712
TOTAL REITS - INDUSTRIAL BUILDINGS		64,577,864
REITs - Malls - 16.2%
CBL & Associates Properties, Inc.	561,409	13,249,252
General Growth Properties, Inc.	326,100	6,482,868
Simon Property Group, Inc.	294,954	46,767,908
TOTAL REITS - MALLS		66,500,028

	Shares	Value
REITs - Management/Investment - 1.0%
Coresite Realty Corp.	10,200	$ 356,796
Retail Properties America, Inc. (d)	171,550	2,538,940
Weyerhaeuser Co.	36,700	1,151,646
TOTAL REITS - MANAGEMENT/INVESTMENT		4,047,382
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	61,159	3,016,973
REITs - Office Buildings - 16.7%
Alexandria Real Estate Equities, Inc.	144,853	10,281,666
BioMed Realty Trust, Inc.	18,000	388,800
Boston Properties, Inc.	132,974	13,438,352
Cousins Properties, Inc.	458,700	4,903,503
Douglas Emmett, Inc.	337,205	8,406,521
Highwoods Properties, Inc. (SBI)	264,375	10,461,319
Parkway Properties, Inc.	21,400	396,970
Piedmont Office Realty Trust, Inc. Class A	118,800	2,327,292
SL Green Realty Corp.	205,059	17,657,630
TOTAL REITS - OFFICE BUILDINGS		68,262,053
REITs - Shopping Centers - 6.9%
Acadia Realty Trust (SBI)	171,595	4,765,193
Cedar Shopping Centers, Inc.	382,579	2,337,558
Equity One, Inc.	360,958	8,652,163
Excel Trust, Inc.	46,862	639,666
Glimcher Realty Trust	438,417	5,085,637
Kite Realty Group Trust	343,315	2,313,943
Vornado Realty Trust	53,593	4,482,519
TOTAL REITS - SHOPPING CENTERS		28,276,679
TOTAL REAL ESTATE INVESTMENT TRUSTS		376,351,508
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.9%
Real Estate Operating Companies - 1.0%
Forest City Enterprises, Inc. Class A (a)	238,920	4,245,608
Real Estate Services - 0.9%
CBRE Group, Inc. (a)	138,792	3,504,498
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		7,750,106
TOTAL COMMON STOCKS (Cost $296,735,598)		394,403,410
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	13,147,077	$ 13,147,077
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,207,500	1,207,500
TOTAL MONEY MARKET FUNDS (Cost $14,354,577)		14,354,577
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $311,090,175)		408,757,987
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,060,386
NET ASSETS - 100%		$ 409,818,373
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,890
Fidelity Securities Lending Cash Central Fund	155
Total	$ 5,045
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $312,573,035. Net unrealized appreciation aggregated $96,184,952, of which $100,943,051 related to appreciated investment securities and $4,758,099 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Materials Portfolio

March 31, 2013

1.856923.105

VMATP-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CHEMICALS - 65.0%
Commodity Chemicals - 10.5%
Arkema SA	5,478	$ 498,350
Axiall Corp.	29,822	1,853,736
Cabot Corp.	24,179	826,922
LyondellBasell Industries NV Class A	68,591	4,341,124
Westlake Chemical Corp.	12,100	1,131,350
		8,651,482
Diversified Chemicals - 15.6%
E.I. du Pont de Nemours & Co.	53,107	2,610,740
Eastman Chemical Co.	42,228	2,950,470
FMC Corp.	46,270	2,638,778
Lanxess AG	8,077	572,756
PPG Industries, Inc.	24,279	3,251,929
The Dow Chemical Co.	26,501	843,792
		12,868,465
Fertilizers & Agricultural Chemicals - 9.9%
Monsanto Co.	77,730	8,210,620
Industrial Gases - 6.9%
Air Products & Chemicals, Inc.	44,517	3,878,321
Airgas, Inc.	14,620	1,449,719
Praxair, Inc.	3,800	423,852
		5,751,892
Specialty Chemicals - 22.1%
Albemarle Corp.	34,543	2,159,628
Ashland, Inc.	31,677	2,353,601
Cytec Industries, Inc.	16,668	1,234,765
Ecolab, Inc.	49,946	4,004,670
Rockwood Holdings, Inc.	27,985	1,831,338
Sherwin-Williams Co.	14,258	2,408,034
Sigma Aldrich Corp.	25,915	2,013,077
W.R. Grace & Co. (a)	28,990	2,247,015
		18,252,128
TOTAL CHEMICALS		53,734,587
CONSTRUCTION MATERIALS - 4.0%
Construction Materials - 4.0%
Lafarge SA (Bearer)	6,800	451,780
Martin Marietta Materials, Inc. (d)	9,700	989,594
Vulcan Materials Co.	36,344	1,878,985
		3,320,359
CONTAINERS & PACKAGING - 10.3%
Metal & Glass Containers - 5.6%
Aptargroup, Inc.	31,548	1,809,278
Ball Corp.	44,342	2,109,792
Silgan Holdings, Inc.	15,288	722,358
		4,641,428

	Shares	Value
Paper Packaging - 4.7%
Graphic Packaging Holding Co. (a)	29,500	$ 220,955
MeadWestvaco Corp.	28,199	1,023,624
Rock-Tenn Co. Class A	28,184	2,615,193
		3,859,772
TOTAL CONTAINERS & PACKAGING		8,501,200
METALS & MINING - 11.3%
Diversified Metals & Mining - 1.9%
Copper Mountain Mining Corp. (a)	171,025	457,930
First Quantum Minerals Ltd.	38,900	739,822
Turquoise Hill Resources Ltd. (a)	61,370	390,869
		1,588,621
Gold - 4.1%
Allied Nevada Gold Corp. (a)	30,128	495,907
Franco-Nevada Corp.	11,000	502,112
Goldcorp, Inc.	42,800	1,440,079
Royal Gold, Inc.	13,999	994,349
		3,432,447
Steel - 5.3%
Carpenter Technology Corp.	24,183	1,191,980
Commercial Metals Co.	56,211	890,944
Haynes International, Inc.	14,020	775,306
Reliance Steel & Aluminum Co.	21,078	1,500,121
		4,358,351
TOTAL METALS & MINING		9,379,419
OIL, GAS & CONSUMABLE FUELS - 1.0%
Coal & Consumable Fuels - 1.0%
Peabody Energy Corp.	39,547	836,419
PAPER & FOREST PRODUCTS - 4.7%
Forest Products - 0.6%
Canfor Corp. (a)	24,600	514,836
Paper Products - 4.1%
International Paper Co.	71,903	3,349,242
TOTAL PAPER & FOREST PRODUCTS		3,864,078
TOTAL COMMON STOCKS (Cost $63,611,830)		79,636,062
Convertible Bonds - 0.7%
	Principal Amount
BUILDING PRODUCTS - 0.7%
Building Products - 0.7%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $569,500)	$ 569,500	569,500
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 4/18/13 to 5/30/13 (e) (Cost $39,996)	$ 40,000	$ 39,998
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	2,333,175	2,333,175
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,008,800	1,008,800
TOTAL MONEY MARKET FUNDS (Cost $3,341,975)		3,341,975
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $67,563,301)		83,587,535
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(875,366)
NET ASSETS - 100%		$ 82,712,169
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
20 CME E-mini S&P Select Sector Materials Index Contracts	June 2013	$ 825,200	$ 6,204

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $39,998.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $569,500 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 569,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 904
Fidelity Securities Lending Cash Central Fund	1,727
Total	$ 2,631
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 79,636,062	$ 79,636,062	$ -	$ -
Convertible Bonds	569,500	-	-	569,500
U.S. Treasury Obligations	39,998	-	39,998	-
Money Market Funds	3,341,975	3,341,975	-	-
Total Investments in Securities:	$ 83,587,535	$ 82,978,037	$ 39,998	$ 569,500
Derivative Instruments:
Assets
Futures Contracts	$ 6,204	$ 6,204	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 1,186,039
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $67,825,528. Net unrealized appreciation aggregated $15,762,007, of which $19,427,260 related to appreciated investment securities and $3,665,253 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Telecommunications Portfolio

March 31, 2013

1.856921.105

VTELP-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Symmetricom, Inc. (a)	12,700	$ 57,658
COMPUTERS & PERIPHERALS - 0.2%
Computer Hardware - 0.2%
Apple, Inc.	67	29,656
DIVERSIFIED TELECOMMUNICATION SERVICES - 58.2%
Alternative Carriers - 11.9%
Cogent Communications Group, Inc.	14,056	371,078
inContact, Inc. (a)	9,954	80,528
Iridium Communications, Inc. (a)	12,624	75,996
Level 3 Communications, Inc. (a)	21,406	434,328
Lumos Networks Corp.	20,443	275,572
tw telecom, inc. (a)	12,733	320,744
Vonage Holdings Corp. (a)	80,800	233,512
		1,791,758
Integrated Telecommunication Services - 46.3%
AT&T, Inc.	26,683	978,999
Atlantic Tele-Network, Inc.	5,100	247,401
CenturyLink, Inc.	23,788	835,672
Cincinnati Bell, Inc. (a)	29,900	97,474
Consolidated Communications Holdings, Inc.	2,100	36,855
Elephant Talk Communication, Inc. (a)	13,700	16,714
Frontier Communications Corp.	77,750	309,445
General Communications, Inc. Class A (a)	38,156	349,891
IDT Corp. Class B	2,000	24,120
Koninklijke KPN NV	17,479	58,792
Telecom Italia SpA	44,000	31,077
Telefonica Brasil SA sponsored ADR	8,850	236,118
Verizon Communications, Inc.	76,028	3,736,777
		6,959,335
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		8,751,093
ELECTRONIC EQUIPMENT & COMPONENTS - 1.2%
Electronic Manufacturing Services - 1.2%
Flextronics International Ltd. (a)	27,300	184,548
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
Velti PLC (a)	5,637	11,161
MEDIA - 2.5%
Cable & Satellite - 2.5%
Cablevision Systems Corp. - NY Group Class A	75	1,122
Comcast Corp. Class A	2,400	100,824

	Shares	Value
DISH Network Corp. Class A	2,200	$ 83,380
Liberty Global, Inc. Class A (a)	1,550	113,770
Time Warner Cable, Inc.	868	83,380
		382,476
REAL ESTATE INVESTMENT TRUSTS - 6.9%
Specialized REITs - 6.9%
American Tower Corp.	13,400	1,030,728
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Broadcom Corp. Class A	3,400	117,878
SOFTWARE - 0.4%
Application Software - 0.4%
Synchronoss Technologies, Inc. (a)	1,801	55,885
WIRELESS TELECOMMUNICATION SERVICES - 27.2%
Wireless Telecommunication Services - 27.2%
Boingo Wireless, Inc. (a)	9,888	54,582
Clearwire Corp. Class A (a)	121,721	394,376
Crown Castle International Corp. (a)	4,781	332,949
Leap Wireless International, Inc. (a)	9,700	57,133
MetroPCS Communications, Inc. (a)	30,378	331,120
Millicom International Cellular SA (depository receipt)	1,000	79,874
Mobile TeleSystems OJSC sponsored ADR	4,200	87,108
NII Holdings, Inc. (a)	25,564	110,692
NTELOS Holdings Corp.	400	5,124
NTT DoCoMo, Inc.	1	1,510
SBA Communications Corp. Class A (a)	11,568	833,127
Sprint Nextel Corp. (a)	86,668	538,208
Telephone & Data Systems, Inc.	18,700	394,009
TIM Participacoes SA	8,900	39,022
U.S. Cellular Corp. (a)	2,900	104,400
Vodafone Group PLC sponsored ADR	25,609	727,552
		4,090,786
TOTAL COMMON STOCKS (Cost $13,811,961)		14,711,869
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.15% (b) (Cost $421,203)	421,203	421,203
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $14,233,164)		15,133,072
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(107,588)
NET ASSETS - 100%		$ 15,025,484
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 122
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $14,509,009. Net unrealized appreciation aggregated $624,063, of which $2,020,043 related to appreciated investment securities and $1,395,980 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Utilities Portfolio

March 31, 2013

1.814651.108

VUT-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
ELECTRIC UTILITIES - 43.2%
Electric Utilities - 43.2%
American Electric Power Co., Inc.	124,788	$ 6,068,440
Duke Energy Corp.	144,166	10,465,010
Edison International	74,377	3,742,651
Entergy Corp.	6,400	404,736
FirstEnergy Corp.	88,532	3,736,050
ITC Holdings Corp.	12,806	1,143,064
NextEra Energy, Inc.	30,909	2,401,011
Northeast Utilities	52,930	2,300,338
OGE Energy Corp.	14,997	1,049,490
Southern Co.	63,800	2,993,496
		34,304,286
GAS UTILITIES - 4.1%
Gas Utilities - 4.1%
National Fuel Gas Co.	13,999	858,839
ONEOK, Inc.	37,744	1,799,256
Questar Corp.	24,100	586,353
		3,244,448
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 10.4%
Independent Power Producers & Energy Traders - 10.4%
Calpine Corp. (a)	89,334	1,840,280
NRG Energy, Inc.	101,479	2,688,179
The AES Corp.	294,140	3,697,340
		8,225,799
MULTI-UTILITIES - 25.7%
Multi-Utilities - 25.7%
Ameren Corp.	31,300	1,096,126
CenterPoint Energy, Inc.	169,902	4,070,852
Dominion Resources, Inc.	20,500	1,192,690
NiSource, Inc.	103,570	3,038,744
PG&E Corp.	127,289	5,668,179
Sempra Energy	67,131	5,366,452
		20,433,043

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 7.4%
Oil & Gas Storage & Transport - 7.4%
Cheniere Energy, Inc. (a)	36,022	$ 1,008,616
Enbridge, Inc.	50,000	2,328,100
Spectra Energy Corp.	82,000	2,521,500
		5,858,216
WATER UTILITIES - 4.3%
Water Utilities - 4.3%
American Water Works Co., Inc.	60,700	2,515,408
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	18,700	892,551
		3,407,959
TOTAL COMMON STOCKS (Cost $63,997,303)		75,473,751
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.15% (b) (Cost $2,167,263)	2,167,263	2,167,263
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $66,164,566)		77,641,014
NET OTHER ASSETS (LIABILITIES) - 2.2%		1,764,237
NET ASSETS - 100%		$ 79,405,251
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 517
Fidelity Securities Lending Cash Central Fund	788
Total	$ 1,305
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $66,307,423. Net unrealized appreciation aggregated $11,333,591, of which $11,440,981 related to appreciated investment securities and $107,390 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013